Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Benefit at statutory rate	$ (430,616)	$ (741,990)
Permanent differences and other	(70,637)	(86,216)
Valuation allowance change	501,252	828,206
Income tax provision